CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Additional Information (Details) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed			S/ 2,394,302	S/ 4,288,524
Credit derivative, nominal amount			54,844,606	69,720,506
Central Reserve Bank of Peru [Member] | US Dollars [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Reverse repurchase agreements and cash collateral on securities borrowed	$ 305.1	$ 844.5	1,104,700	2,798,700
Borrowings			1,055,000	2,800,400
Repurchase Agreements [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Borrowings, interest rate basis	(*) It corresponds to Agreement Transactions where BCP and MiBanco sell representing credit securities guaranteed by the BCRP, they receive soles and are obliged to buy them back at a later date. The credit representing securities with guarantee of the National Government may have the form of a portfolio of credit representing titles or of Certificates of Participation in trustee of the loan portfolio guaranteed by the National Government. The BCRP will charge a fixed interest annual rate in soles of 0.5 percent for the operation and will include a grace period of twelve months without payment of interest or principal. As of December 2020, the total credits granted through the Reactiva Peru program is S/24,286.5 million, see Note 7(a). See more details of the Reactiva Peru program in Note 2(b).At December 31, 2020, said operations accrue interest at fixed and variable rates between 0.5 percent and 6.73 percent and between Libor 6M + 1.85 percent and Libor 6M + 1.90 percent, respectively,	between 2.6 percent and 7.20 percent and between Libor 3M + 0.80 percent and Libor 6M + 1.90 percent, respectively, at December 31, 2019
Cash flow hedges | Cross currency swap contract one [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	$ 25.0	$ 25.0	90,500	82,900
Cash flow hedges | Cross currency swap contract two [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	80.0	80.0	283,500	265,100
Cash flow hedges | Cross currency swap contract three [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	70.0	70.0	248,000	231,900
Cash flow hedges | Cross currency swap and interest rate swap contract [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Credit derivative, nominal amount	$ 45.0	$ 45.0	S/ 162,900	S/ 149,100